SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at beginning of year	7,075,600
Granted	1,241,930
Exercised	(851,958)
Forfeited or expired	(1,226,843)
Outstanding at end of year	6,238,729	7,075,600
Options exercisable at end of the year	4,017,763
Vested and expected to vest	5,806,504
Weighted average exercise price
Outstanding at beginning of year	$ 3.64
Granted	2.32
Exercised	1.44
Forfeited or expired	4.36
Outstanding at end of year	3.52	$ 3.64
Options exercisable at end of the year	4.05
Vested and expected to vest	$ 3.59
Weighted-average remaining contractual term
Outstanding at end of year	3 years 2 months 1 day	3 years 3 months 18 days
Options exercisable at end of the year	2 years 2 months 8 days
Vested and expected to vest	3 years 7 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 1,366
Outstanding at end of the year	2,654	$ 1,366
Options exercisable at end of the year	1,938
Vested and expected to vest	$ 2,502